Segment Disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Disclosures	Segment Disclosures
Reportable segments are consistent with the geographic regions in which the Company’s projects are located. In determining the Company’s segment structure, the basis on which the chief operating decision maker reviews the financial and operational performance was considered and whether any of the Company’s mining operations share similar economic, operational and regulatory characteristics. The Company considers its Segovia and Marmato Mines in Colombia, its Toroparu Project in Guyana, its Soto Norte Project in Colombia and its corporate functions in Canada and other corporate entities as its reportable segments.

	Segovia	Marmato	Toroparu	Soto Norte	Corporate and Other	Total
	(Colombia)	(Colombia)	(Guyana)	(Colombia)	(Canada)
Year-ended December 31, 2025
Revenue	$830,919	$96,745	$—	$—	$—	$927,664
Cost of sales	(339,616)	(74,890)	—	—	—	(414,506)
Depreciation and depletion	(48,003)	(4,279)	—	—	(649)	(52,931)
Social contributions	(26,193)	(1,253)	—	—	—	(27,446)
Income from mining operations	417,107	16,323	—	—	(649)	432,781
Gain (loss) on financial instruments	—	—	—	—	(76,808)	(76,808)
Finance income	972	1,108	—	—	10,520	12,600
Finance costs	(2,198)	(753)	(9)	(933)	(36,798)	(40,691)
Income taxes	(122,872)	(4,644)	—	204	(413)	(127,725)
Segment net income (loss)(1)	222,561	(4,720)	(138)	(3,925)	(134,412)	79,366
Capital expenditures	82,915	133,513	11,549	16,772	—	244,749
Year-ended December 31, 2024
Revenue	$455,078	$55,526	$—	$—	$—	$510,604
Cost of sales	(254,879)	(59,880)	—	—	—	(314,759)
Depreciation and depletion	(30,501)	(3,037)	—	—	(612)	(34,150)
Social contributions	(12,766)	(1,667)	—	—	—	(14,433)
Income from mining operations	156,932	(9,058)	—	—	(612)	147,262
Gain (loss) on financial instruments	—	—	—	—	(16,167)	(16,167)
Finance income	766	1,292	—	—	4,836	6,894
Finance costs	(2,264)	(251)	(51)	(127)	(38,264)	(40,957)
Income taxes	(56,348)	83	—	(277)	503	(56,039)
Segment net income (loss)(1)	111,562	(5,518)	—	(4,102)	(78,651)	23,291
Capital expenditures	87,935	82,512	10,262	8,121	2,294	191,124
As at December 31, 2025
Non-current assets	$337,020	$563,455	$366,028	$607,774	$96,041	$1,970,318
Total assets	$456,051	$604,401	$367,130	$610,644	$468,754	$2,506,980
Total liabilities	$(191,802)	$(263,834)	$(84,938)	$5,474	$(525,820)	$(1,060,920)
As at December 31, 2024
Non-current assets	$262,750	$357,099	$354,497	$590,602	$78,773	$1,643,721
Total assets	$338,570	$436,730	$355,865	$592,104	$271,235	$1,994,504
Total liabilities	$(98,826)	$(179,178)	$(84,761)	$(11,416)	$(537,216)	$(911,397)
(1)Included in segment net income (loss) are total employee benefits costs of $67.4 million (2024 - $65.5 million).